S000000775 [Member] Investment Objectives and Goals - Putnam International Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital growth.
Objective, Secondary [Text Block]	Current income is a secondary objective.